CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2022
Revenues
CONCENTRATION OF CREDIT RISK
Schedule of concentration of customers

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Customer A	794,685	1,387,685	2,027,548
Customer B	2,214,262	951,328	1,900,540

Accounts receivable
CONCENTRATION OF CREDIT RISK
Schedule of concentration of customers

	As of December 31,
	2021	2022
	RMB	RMB
Customer C	*	41,574
Customer D	*	33,150
Customer E	80,101	*
Customer F	45,689	*
* Less than 10%